Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 93,593	$ 145,068	$ 18,264
Total revenue, percentage	100.00%	100.00%	100.00%
Advertising [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 81,008	$ 131,423	$ 17,895
Total revenue, percentage	86.60%	90.60%	98.00%
Software And Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 508	$ 4,545	$ 369
Total revenue, percentage	0.50%	3.10%	2.00%
Smart transportation [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 12,077	$ 9,100
Total revenue, percentage	12.90%	6.30%